DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 011	12 Months Ended
	Dec. 31, 2025 USD ($) yr loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	50.00%
Participant contribution, maximum annual compensation to total compensation, percentage	16.00%
Participant contribution, after tax, maximum annual contribution to eligible compensation, percentage	10.00%
Participant contribution, automatic, deferral rate	3.00%
Participant compensation, minimum service period	30 days
Matching percentage	50.00%
Participant compensation matched, percentage	7.00%
Investment contribution, minimum increment, percent	1.00%
Employer contribution vesting, percentage	100.00%
Vesting period	3 years
Still employed participant age for distribution | yr	65
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Note receivable from participant account borrowing, term one	12 months
Note receivable from participant account borrowing, term two	24 months
Note receivable from participant account borrowing, term three	36 months
Note receivable from participant account borrowing, term four	48 months
Note receivable from participant account borrowing, term five	60 months
Note receivable from participant account borrowing, term six	120 months
Forfeited nonvested account	$ 8,720	$ 11,950
Maximum number of loans outstanding | loan	2
Decrease in expenses from forfeited nonvested accounts	$ 11,608	$ 0
Withdrawals and distribution, cash-out limit	$ 100,000